Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Stock-Based Compensation

24.Stock-Based Compensation

Incentive Awards

Stock-based incentive awards are provided to directors and employees under the terms of the Company’s 2015 Equity Incentive Plan (the “Plan”) as administered by the Board of Directors. Awards available under the Plan principally include stock options, performance share units, restricted share units or any combination thereof. The maximum number of shares that may be granted under the Plan is 11.5 million shares. To the extent that any award is forfeited, expires, lapses, or is settled for cash, the award is available for reissue under the Plan. The Company utilizes authorized and unissued shares to satisfy all shares issued under the Plan.

Prior to 2015, stock options and performance share units were provided to employees under the terms of annual performance based plans (the “Old Plans”) as approved by the Board of Directors. There are 0.2 million shares available for issuance under the Old Plans. No shares were issued under the Old Plans in 2015 and shares are not expected to be issued under the Old Plans in the future.

Stock Options

Stock options are awards that allow the employee to purchase shares of the Company’s stock at a fixed price. Stock options are granted under the Plan at an exercise price not less than the fair market value of a share on the date of grant. In 2015, stock options were granted solely to the Company’s Chief Executive Officer, vest in approximately 2 years from the date of grant subject to certain performance and other criteria, and have a contractual term of approximately seven years.

Stock Awards

Stock awards are principally made in the form of performance share units (PSUs) and restricted stock units (RSUs). PSUs are stock awards where the number of shares ultimately received by the employee depends on the Company’s performance against specified targets. PSUs have a contractual term of 10 years and typically vest 50% over an approximate one-year period and 50% over an approximate two-year period. Dividend equivalents are not paid under the Plan. The fair value of each PSU is determined on the grant date, based on the Company’s stock price, adjusted for the exclusion of dividend equivalents, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense is based on a comparison of the final performance metrics to the specified targets.

RSUs are stock awards granted to directors and employees that entitle the holder to shares of common stock as the award vests, typically over a one-year period, and have a contractual term of 10 years. Dividend equivalents are not paid under the Plan.

Stock Option Activity

A summary of the Company’s stock option activity and related information is as follows:

		Weighted Average
		Exercise	Remaining
		Price	Contractual	Aggregate
	Stock	Per	Term	Intrinsic Value
	Options	Share	(in years)	($ thousands)

Outstanding at January 1, 2015	7,012,341	18.11
Granted	250,000	15.53
Forfeited	(911,028)	19.18
Exercised	(744,374)	14.49
Expired	(13,836)	15.29

Outstanding at December 31, 2015	5,593,103	18.31	3.10

At December 31, 2015:
Vested and expected to vest	4,832,561	17.89	2.99	(8,241)
Exercisable	2,252,804	15.04	1.70	2,576

The total intrinsic value of stock options exercised was $3.3 million, $2.8 million and $11.8 million in 2015, 2014 and 2013, respectively.

Fair Value of Stock Options Granted

The Company estimates the fair value of stock options at the date of grant using a valuation model that incorporates key inputs and assumptions as detailed in the table below. The weighted average grant date fair value of stock options granted during 2015, 2014 and 2013 was $2.31, $3.08 and $4.64 per share, respectively.

	2015	2014	2013

Valuation model	Monte Carlo	Binomial	Binomial
Exercise price ($)	15.53	25.03	26.59
Expected option term (in years)	2.38	4.49	4.54
Expected volatility of the Company’s stock (%)	35.00	27.72	28.09
Risk-free interest rate (%)	1.06	0.25	0.58
Dividend yield (%)	5.15	3.63	4.27

The expected volatility assumes the historical volatility is indicative of future trends, which may not be the actual outcome. The expected life of the stock option is based on historical data and is not necessarily indicative of exercise patterns that may occur. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

Stock Award Activity

A summary of the Company’s stock award activity and related information is as follows:

		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	PSUs	Fair Value	RSUs	Fair Value

Nonvested at January 1, 2015	2,265,375	22.39	—	—
Granted	2,204,963	7.58	1,538,583	19.52
Vested	(768,037)	17.90	(530,880)	19.57
Forfeited	(402,907)	22.73	(107,661)	19.57

Nonvested at December 31, 2015	3,299,394	13.50	900,042	19.49

At December 31, 2015:
Unrecognized cost for nonvested awards ($ thousands)	20,053		3,917
Weighted average future recognition period (in years)	1.58		0.40

The total vest-date fair value of PSUs vested was $13.4 million, $11.7 million and $16.3 million in 2015, 2014 and 2013, respectively. The total vest-date fair value of RSUs vested was $8.4 million for 2015. No RSU’s vested in 2014 and 2013.

Fair Value of Stock Awards Granted

During 2015, the Company estimated the fair value of PSUs at the date of grant using a Monte Carlo simulation valuation model, as the award includes a market condition. During 2014 and 2013, the Company estimated the fair value of PSUs at the date of grant using the average share price during the employee grant acceptance period.

During 2015, the Company estimated the fair value of RSUs at the date of grant based on the Company’s stock price adjusted for the exclusion of dividend equivalents. Details of the grants are as follows:

	2015	2014	2013

PSUs granted during the year	2,204,963	426,625	618,005
Weighted average grant date fair value	7.58	23.31	28.52

RSUs granted during the year	1,538,583	—	—
Weighted average grant date fair value	19.52	—	—

Modifications

2015

During the first quarter of 2015, the Company modified the expiration date of outstanding stock options granted in July 2009 from April 8, 2015 to June 30, 2015. The modification affected 58 employees but did not result in any incremental compensation cost.

During the fourth quarter of 2015, the Company modified the performance conditions of outstanding stock options and PSUs granted in July 2013 and 2014, as the original vesting conditions were not expected to be satisfied. The modification affected 223 employees and resulted in $14.6 million of incremental compensation cost.

2014

During the second quarter of 2014, the Company modified the performance conditions of outstanding stock options and PSUs granted in July 2012 and 2013, as the original vesting conditions were not expected to be satisfied. The modification affected 221 employees and resulted in $26.0 million of incremental compensation cost.

Stock-Based Compensation Expense

Total compensation cost for the Company’s stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ thousands)	2015	2014	2013

Cost of services	602	970	762
Cost of sales	675	60	48
Selling, general and administrative	15,700	12,127	9,993
Research and development	4,223	666	498

	21,200	13,823	11,301
Transaction expense, net	14,867	—	—

Share-based compensation expense before income taxes	36,067	13,823	11,301
Income tax benefit	15,349	4,711	4,122

Total share-based compensation, net of tax	20,718	9,112	7,179

Compensation cost recorded in transaction expense, net, relates to the acceleration of unvested RSUs upon termination of employment following the Subsidiary Merger.